Other Financial Data (Other Items Reported In Earnings) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Financial Data [Abstract]
Depreciation expense	$ 522	$ 562	$ 543
Research and development expense	555	473	460
Rent expense	$ 372	$ 353	$ 363